Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share-Based Compensation
22.	SHARE-BASED COMPENSATION

(a)	Share Options

The Company has an equity settled share option plan approved by the shareholders that allows it to grant options to directors, officers, employees and other service providers. Under the plan, a maximum of 9.5% of the Company’s outstanding common shares may be granted. The maximum allowable number of outstanding options to independent directors as a group at any time is 1% of the Company’s outstanding common shares. The exercise price of an option is set at the time of grant using the five-day volume weighted average price of the common shares. Options are exercisable for a maximum of five years from the effective date of grant under the plan. Vesting conditions of options are at the discretion of the Board of Directors at the time the options are granted.

	Options (thousands)	Average price
Outstanding at January 1, 2016	11,557	2.55
Granted	2,601	0.38
Exercised	(58)	0.38
Forfeited	(313)	1.40
Expired	(1,846)	5.04

Outstanding at January 1, 2017	11,941	1.74
Granted	1,911	1.25
Exercised	(1,133)	0.78
Forfeited	(39)	0.96
Expired	(3,399)	2.71

Outstanding at December 31, 2017	9,281	1.40

Exercisable at December 31, 2017	7,322	1.52

During the year ended December 31, 2017, the Company granted 1,910,500 (2016 – 2,601,000) share options to directors, executives and employees. The total fair value of options granted was $1,165 (2016 – $442) based on a weighted average grant-date fair value of $0.61 (2016 – $0.17) per option. During the year ended December 31, 2017, 1,132,600 options were exercised. The weighted-average share price at the date of exercise was $0.78 per share.

Range of exercise price	Options (thousands)	Average life (years)
$0.38 to $0.68	1,939	2.5
$0.69 to $1.02	1,958	2.0
$1.03 to $1.64	1,849	3.3
$1.65 to $2.40	3,535	1.0

	9,281	1.8

The fair value at grant date of the share option plan was measured based on the Black-Scholes formula. Expected volatility is estimated by considering historic average share price volatility. The inputs used in the measurement of the fair values at grant date of the share-based payment plans are the following:

	2017	2016
Expected term (years)	4.45	4.49
Forfeiture rate	0%	0%
Volatility	60.6%	52.5%
Dividend yield	0%	0%
Risk-free interest rate	1.04%	0.57%

Weighted-average fair value per option	$0.61	$0.17

(b)	Deferred Share Units and Performance Share Units

The Company has adopted a Deferred Share Unit (“DSU”) Plan (the “DSU Plan”) that provides for an annual grant of DSUs to each non-employee director of the Company, or an equivalent cash payment in lieu thereof, which participants have agreed would in the first instance be used to assist in complying with the Company’s share ownership guidelines. DSUs vest immediately upon grant and are paid out in cash when a participant ceases to be a director of the Company.

The Company has established a Performance Share Unit (“PSU”) Plan (the “PSU Plan”) whereby PSUs are issued to executives as long-term incentive compensation. PSUs issued under the Plan entitle the holder to a cash or equity payment (as determined by the Board of Directors), at the end of a three-year performance period equal to the number of PSU’s granted, adjusted for a performance factor and multiplied by the quoted market value of a Taseko common share on the completion of the performance period. The performance factor can range from 0% to 250% and is determined by comparing the Company’s total shareholder return to those achieved by a peer group of companies.

The continuity of DSUs and PSUs issued and outstanding is as follows:

	DSUs (thousands)	PSUs (thousands)
Outstanding at January 1, 2016	915	462
Granted	714	1,349
Settled	(306)	(59)
Forfeited	—	(45)

Outstanding at January 1, 2017	1,323	1,707
Granted	620	400
Settled	—	(888)

Outstanding at December 31, 2017	1,943	1,219

During the year ended December 31, 2017, 887,792 of the PSUs issued to executives during 2016, in lieu of annual incentive plan payments for 2015, were settled on a cash basis. The PSUs were settled at prices ranging between $1.75 and $2.25 per unit. The settlement amounts were based on the 5-day volume weighted average share price prior to the vesting date.

During the year ended December 31, 2017, 620,000 DSUs were issued to directors (2016 - 714,000) and 400,000 PSUs to senior executives (2016 - 1,349,292). The fair value of DSUs and PSUs granted was $791 (2016 - $1,080), with a weighted average fair value at the grant date of $1.28 per unit for the DSUs (2016 - $0.38) per unit) and $2.33 per unit for the PSUs (2016 – $0.66 per unit).

For the year ended December 31, 2017, the Company recognized total share-based compensation expense of $7,100 (2016: $3,682).